Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions Tables
Related party transactions
RELATED PARTY DISCLOSURE
Name and Principal Position	Period (i)	Remuneration or fees(ii)
	2017	$94,279
CEO and President - management fees	2016	$92,500
	2015	$92,500
	2017	$27,760
Clearline CPA Corp., A company of which the CFO is a director – management fees	2016	$28,153
	2015	$28,153
	2017	$6,360
Clearline CPA Corp., A company of which the CFO is a director – bookkeeping	2016	$7,998
	2015	$7,121

Due to related parties
	31 December 2017	31 December 2016
Clearline CPA Corp.	$31,414	$11,177
David Watkinson, the CEO	222,786	688,894
Andrew MacRitchie, Director	4,704	4,235
William Witte, Director	4,704	4,235
	$263,608	$708,541